Investments carried under the equity method	12 Months Ended
Dec. 31, 2018
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7.- Investments carried under the equity method

The table below shows the breakdown and the movement of the investments held in associates for 2018 and 2017:

Investments in associates	2018	2017
Initial balance	55,784	55,009
Share of (loss)/profit	5,231	5,351
Dividend distribution	(4,463)	(2,454)
Equity distribution	(122)	(549)
Others (incl. currency translation differences)	(3,011)	(1,573)
Final balance	53,419	55,784

There are no significant movement of the investments held in associates during the year 2018.

The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2018 and 2017 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,679	820	381	420	320	(668)	(693)	8,773
Myah Bahr Honaine, S.P.A.(*)	25.50	186,484	63,224	81,942	13,184	50,118	25,778	22,193	43,161
Pectonex, R.F. Proprietary Limited	50.00	3,186	-	-	2	-	(209)	(209)	1,485
Evacuación Villanueva del Rey, S.L	40.02	3,190	257	2,021	383	-	44	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	50,547	13	-	50,625	-	(83)	(624)	-
As of December 31, 2018		263,086	64,314	84,344	64,614	50,438	24,862	20,667	53,419

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	21,306	841	373	451	298	(708)	(730)	9,175
Myah Bahr Honaine, S.P.A.(*)	25.50	195,275	64,114	91,205	12,649	46,767	28,468	24,464	43,365
Pectonex, R.F. Proprietary Limited	50.00	3,904	-	-	2	-	(206)	(206)	3,244
Evacuación Villanueva del Rey, S.L	40.02	3,526	53	2,265	190	-	37	-	-
As of December 31, 2017		240,011	65,008	93,843	13,292	47,065	27,591	23,528	55,784

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.

None of the associated companies referred to above is a listed company.

(*) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these consolidated financial statements. Share of profit of Myah Bahr Honaine S.P.A. included in these consolidated financial statements amounts to $5,659 thousand in 2018 and $6,238 thousand in 2017.